Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 10,258,586		¥ 7,432,532		$ 1,576,718
Non-current assets	2,036,389		1,959,494		312,987
Total assets	12,294,975		9,392,026		1,889,705
Accrued expenses and other payables	1,658,934		1,151,547		254,973
Advance from customers	70,454		75,882		10,829
Deferred revenue	1,409,485		1,012,143		216,634
Income tax payable	144,379		256,775		22,191
Amounts due to related parties	10,285		16,630		1,581
Total current liabilities	3,889,316		2,544,040		597,778
Other liabilities	32,122		34,977		4,937
Deferred tax liabilities	438,251		461,796		67,358
Total non-current liabilities	470,373		496,773		72,295
Total liabilities	4,359,689		3,040,813		670,073
Net revenues	6,210,181	$ 954,487	5,961,621	¥ 3,463,975
Net (loss)/income	2,001,619	307,642	1,227,914	990,649
Net cash (used in)/generated from operating activities	2,473,018	380,096	1,625,896	1,461,841
Net cash used in investing activities	(4,913,827)	(755,241)	(514,906)	(407,657)
Net cash generated from financing activities	61,070	9,386	27,920	30,200
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	1,326,075		1,059,117		203,814
Non-current assets	1,645,183		1,643,467		252,860
Total assets	2,971,258		2,702,584		456,674
Accrued expenses and other payables	162,423		191,942		24,964
Advance from customers	45,747		15,452		7,031
Deferred revenue	47,507		40,115		7,302
Income tax payable	0		42,746		0
Amounts due to related parties	4,309		1,430		662
Inter-company payables	1,031,877		761,583		158,597
Total current liabilities	1,291,863		1,053,268		198,556
Other liabilities	20,010		21,131		3,075
Deferred tax liabilities	12,708		7,400		1,953
Total non-current liabilities	32,718		28,531		5,028
Total liabilities	1,324,581		1,081,799		203,584
Net assets	1,646,677		1,620,785		$ 253,090
Net revenues	274,774	42,232	328,618	271,198
Net (loss)/income	20,380	3,132	(71,931)	(68,272)
Net cash (used in)/generated from operating activities	851,872	130,930	20,337	(23,630)
Net cash used in investing activities	(802,710)	(123,374)	(33,204)	(73,318)
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0